Stockholders’ Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 13. STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. As of March 31, 2026, no preferred stock has been issued.

The Company has reserved shares of Class A common stock for issuance related to the following as of March 31, 2026:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	8,329,904
Stock options and RSUs, authorized for future issuance, increased by 5% January 1st	2,641,823
Total shares reserved	29,871,727

Warrants to Purchase Common Stock

In connection with the closing of the Business Combination, all outstanding warrants to purchase Focus Impact common stock were converted into rollover warrants to purchase New XCF Class A common stock. As of March 31, 2026, there were 17,900,000 rollover warrants outstanding to purchase Class A common stock.

Common Stock

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock with a par value of $0.0001. In connection with the Business Combination, Focus Impact converted the 4,670,544 shares of Class A common stock and 651,919 shares of Class B common stock of Focus Impact into 5,322,463 of New XCF Class A common stock. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the exchange ratio of 0.6862. As of March 31, 2026 and December 31, 2025, 290,948,677 and 206,473,533 shares of common stock were issued and outstanding, respectively. The holders of the Company’s common stock are entitled to receive dividends equally when, as and if declared by the Board of Directors, out of funds legally available.

The holders of the Company’s Class A common stock have sole voting rights, one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the Class A common stock. The shares of Class A common stock are not redeemable and have no pre-emptive or similar rights.

Equity Issued in Settlement of Vendor Invoices

During the three months ended March 31, 2026, the Company issued shares of its common stock to certain vendors in settlement of outstanding invoices for professional and advisory services. The Company issued 275,144 shares of Class A Common stock with a fair value of $69,336.

The shares were measured at fair value on the date the Company’s Board of Directors approved the settlement agreements, which represents the date a mutual understanding of the settlement was reached. Fair value was determined using the Company’s closing market price on that date. The issuance of common stock resulted in a reduction of accounts payable and an increase in common stock and additional paid in capital. Any difference between the carrying amount of the liabilities settled and the fair value of the equity instruments issued was recognized in the unaudited condensed consolidated statement of operations in other income (expense), net.

Stock-Based Compensation

On June 6, 2025, the Company’s Board of Directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provides for the grant of incentive stock options (“ISO”), nonstatutory stock options (“NSO”), stock appreciation rights (“SARs”), restricted stock awards (“RSA”), restricted stock unit awards (“RSU”), performance awards, other awards, and cash awards. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award. Initially, a maximum number of 10,449,264 shares of New XCF Class A common stock may be issued under the 2025 Plan. In addition, the number of shares of New XCF Class A common stock reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year, starting on January 1, 2026 and ending on (and including) January 1, 2034, in an amount equal to five percent (5.0%) of the total number of shares of the Company’s Capital Stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Shares.

A summary of RSU activity for the three months ended March 31, 2026, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	4,798,167	$12.03
Granted	6,600,180	0.17
Vested	(6,615,060)	0.22
Cancelled or forfeited	(3,915,287)	10.15
Unvested as of March 31, 2026	868,000	$10.77

Stock-based compensation expense

The Company frequently makes awards on a laddered or graded basis. The Company has elected to amortize the award over a straight-line basis over the requisite service period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award). The Company terminated a number of employees during the quarter. The amortization of stock-based compensation for the three months ended March 31, 2026, for the remaining employees was $798,028 and was included in general and administrative expenses on the condensed consolidated statement of operations. Upon termination of employees during the three months ended March 31, 2026 (Note 11), all unvested shares were forfeited. The reversal of prior period stock-based compensation for the forfeited awards was ($5,502,156) net of the full amortization of new stock awards of $1,127,739 granted as part of the former employees severance. This amount is included in severance expense on the condensed consolidated statement of operations. The net value of the stock-based compensation for remaining employees of $798,028 and terminated employees of ($5,502,156) is ($4,704,128) which is included in stock-based compensation expense (benefit) associated with restricted stock units on the condensed consolidated statement of cash flows. There was no stock based compensation expense recognized for the same period in 2025. The fair value of RSUs that vested during the three months ending March 31, 2026, was $1,455,098.

As of March 31, 2026, there was a total of $7,521,828 of unrecognized stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.85 years.

Equity-based contractor compensation

On June 6, 2025, the Company’s board of directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provided among other things for the compensation of contractors, most of whom became employees at a later time, with equity shares in lieu of cash compensation.

A summary of RSU activity for contractors for the three months ended March 31, 2026, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	693,895	$1.61
Granted	—	—
Vested	(459,782)	1.61
Cancelled or forfeited	(234,113)	1.61
Unvested as of March 31, 2026	—	—

Equity based contractor compensation expense

Stock-based compensation expense of $524,325 was recognized for the three months ended March 31, 2026. No stock-based contractor compensation expenses were recognized during the same period in 2025. The stock-based contractor compensation is recorded in general and administrative expense in the consolidated statements of operations.

As of March 31, 2026, there was a total of $0 of unrecognized contractor stock-based compensation costs related to RSUs. As a result, there will be no contractor stock-based compensation costs amortized in future periods.

NOTE 13. STOCKHOLDERS’ EQUITY

Authorized Capital

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2025, no preferred stock has been issued.

The Company has reserved shares of Class A common stock for issuance related to the following as of December 31, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	5,984,957
Stock options and RSUs, authorized for future issuance	4,464,307
Total shares reserved	29,349,264

Warrants to Purchase Common Stock

In connection with the closing of the Business Combination, all outstanding warrants to purchase Focus Impact common stock were converted into rollover warrants to purchase New XCF Class A common stock. As of December 31,2025, there were 17,900,000 rollover warrants outstanding to purchase Class A common stock.

Common Stock

The Company is currently authorized to issue up to 500,000,000 shares of Class A common stock with a par value of $0.0001. In connection with the Business Combination, Focus Impact converted the 4,670,544 shares of Class A common stock and 651,919 shares of Class B common stock of Focus Impact into 5,322,463 of New XCF Class A common stock. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the exchange ratio of 0.6862. As of December 31, 2025, and 2024, 206,473,533 and 140,227,818 shares of common stock were issued and outstanding, respectively. The holders of the Company’s common stock are entitled to receive dividends equally when, as and if declared by the Board of Directors, out of funds legally available.

The holders of the Company’s Class A common stock have sole voting rights, one vote for each share held of record, and are entitled upon liquidation of the Company to share ratably in the net assets of the Company available for distribution after payment of all obligations of the Company and after provision has been made with respect to each class of stock, if any, having preference over the Class A common stock. The shares of Class A common stock are not redeemable and have no pre-emptive or similar rights.

Stock-Based Compensation

On June 6, 2025, the Company’s Board of Directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provides for the grant of incentive stock options (“ISO”), nonstatutory stock options (“NSO”), stock appreciation rights (“SARs”), restricted stock awards (“RSA”), restricted stock unit awards (“RSU”), performance awards, other awards, and cash awards. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award. Initially, a maximum number of 10,449,264 shares of New XCF Class A common stock may be issued under the 2025 Plan. In addition, the number of shares of New XCF Class A common stock reserved for issuance under the 2025 Plan will automatically increase on January 1 of each year, starting on January 1, 2026 and ending on (and including) January 1, 2034, in an amount equal to five percent (5.0%) of the total number of shares of the Company’s Capital Stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Shares.

There was no equity plan in place for the year ending December 31, 2024.

A summary of RSU activity for the year ended December 31, 2025, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	—	$—
Granted	5,334,000	7.27
Vested	(105,833)	22.00
Cancelled or forfeited	(430,000)	22.00
Unvested as of December 31, 2025	4,789,167	$12.03

Stock-based compensation expense

The Company frequently makes awards on a laddered or graded basis. The Company has elected to amortize the award over a straight-line basis over the requisite service period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award). Stock-based compensation expense of $7,941,754 was recognized for the year ended December 31, 2025. No stock-based compensation expenses were recognized during the year ended December 31, 2024. The stock-based compensation is recorded in general and administrative expense in the consolidated statements of operations.

As of December 31, 2025, there was a total of $43,792,746 of unrecognized stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 3.05 years.

Equity-based contractor compensation

On June 6, 2025, the Company’s board of directors adopted and stockholders approved the 2025 Equity Incentive Plan (the “2025 Plan”). The 2025 Plan became effective immediately upon the closing of the Business Combination Agreement. The 2025 Plan provided among other things for the compensation of contractors, most of whom became employees at a later time, with equity shares in lieu of cash compensation.

There was no stock-based plan in effect for contractors for the year ended December 31, 2024.

A summary of RSU activity for contractors for the year ended December 31, 2025, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	—	$—
Granted	1,080,957	1.61
Vested	(387,062)	1.61
Cancelled or forfeited	—
Unvested as of December 31, 2025	693,895	1.61

Equity based contractor compensation expense

Stock-based compensation expense of $835,818 was recognized for the year ended December 31, 2025. No stock-based contractor compensation expenses were recognized during the year ended December 31, 2024. The stock-based contractor compensation is recorded in general and administrative expense in the consolidated statements of operations.

As of December 31, 2025, there was a total of $901,247 of unrecognized contractor stock-based compensation costs related to RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.44 years.

DevvStream Corp [Member]
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

13.    Share capital

(a) Authorized

The Company is authorized to issue an unlimited number of common stock without par value.

The Company is authorized to issue an unlimited number of preferred stock, issuable in series in accordance with the Business Corporations Act of Alberta, Canada.

(b) Shares issued

Shares issued during the six months ended January 31, 2026

In August 2025, the Company issued 300,000 shares in accordance with the ELOC Agreement with Helena I (Note 8) for gross proceeds of $756,600.

In December 2025, the Company issued 411,000 shares in accordance with the ELOC Agreement with Helena I (Note 8) for gross proceeds of $821,238.

On December 3, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Southern and Sierra Merger Sub, Inc., a Delaware corporation and a newly-formed wholly owned subsidiary of the Company. The transaction contemplates (i) a domestication of the Company into a Delaware corporation, (ii) a merger in which Southern will become a wholly owned subsidiary of the Company, and (iii) the issuance of Company common shares to Southern’s existing shareholders such that, upon completion of the merger, the Southern shareholders (inclusive of the concurrent PIPE described below) will hold approximately 70% of the Company’s common shares on a fully diluted basis, resulting in a reverse takeover of the Company by Southern. The Merger Agreement is subject to termination, pursuant to a binding term sheet for a three-party merger among the Company, Southern, and XCF Global Inc. (“XCF”) (Note 17), whereupon the execution of a definitive agreement for such three-party merger, the Merger Agreement between the Company, Southern and Sierra Merger Sub Inc. shall be terminated. Any definitive agreement for such three-party merger shall be subject to the parties thereto mutually agreeing to acceptable terms prior to execution thereof.

Concurrent with signing the Merger Agreement with Southern, the Company entered into a Securities Purchase Agreement with EEME Energy SPV I LLC pursuant to which the Company issued 128,370 shares of its common stock for aggregate gross proceeds of $2,000,004 in a private placement transaction at a price of $15.58 per share. The Company also agreed to register the resale of the PIPE shares and the shares issuable to Southern shareholders following the closing of the merger.

In January 2026, the Company issued 500,000 shares in accordance with the ELOC Agreement with Helena I (Note 8) for gross proceeds of $630,100.

Shares issued during the six months ended January 31, 2025

On September 5, 2024, the Company issued 1,596 shares with a fair value of $47,904 in settlement of accounts payable in the amount of $39,527 and recognized a loss on the settlement of $8,377.

In October 28, 2024, the Company issued 2,244 shares with a fair value of $49,500 for the conversion of the mandatory convertible debentures.

On October 29, 2024, the Company issued 9,176 shares for the exercise of 9,176 share purchase warrants, at an exercise price of CAD$13.08 per share for gross proceeds of $86,237. The fair value of the warrants was $303,492.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), with each of former Devv Holdings shares converted to securities of the Company on a 1 to 0.152934 basis. All disclosures in these financial statements on number of shares have been accordingly converted on the same basis. 515,920 shares with a fair value of $3,147,118 were retained by former shareholders of the Company as consideration for the De-SPAC transaction.

On November 6, 2024, upon completion of the De-SPAC transaction (Note 4), the Company also issued:

•        200,000 shares with a fair value of $1,220,000 for the acquisition of 50% interest in an associate, MSP (Note 6).

•        300,052 shares with a fair value of $1,830,318 in settlement of accounts payable and accrued liabilities with various vendors of Devv Holdings and Devv Corp, in the amount of $10,523,400. On October 29, 2024, the Focus Impact Sponsor transferred their Focus Impact Class A shares (“Sponsor Shares”) to the various vendors in settlement of the debt. Upon the closing of the De-SPAC transaction, the Company issued 3,000,522 replacement shares to the Focus Impact Sponsor. As Focus Impact Sponsor transferred the Sponsor Shares on behalf of the Company, and assumed the risk of the De-SPAC transaction not occurring (wherein Devv Holdings and Devv Corp would not have been obliged to compensate Focus Impact Sponsor in that eventuality), the transaction is more akin to a capital transaction per ASC 470-50-40-2, to reflect the risk undertaken by Focus Impact Sponsor in its capacity as a significant shareholder of the Company. As such the gain on settlement of $8,693,082 was recognized in equity.

•        169,480 shares to various parties for gross proceeds of $2,250,000, of which $20,000 remain receivable as of January 31, 2026.

•        50,000 shares with a fair value of $305,000 as a commitment fee in connection the ELOC Agreement with Helena I (Notes 7 and 17). The fair value of the shares is recognized as deferred financing costs of the Company.

•        324,987 shares with a fair value of $1,982,424 for the acquisition of carbon credits, and for deposits on carbon credits purchases (Note 5).

On November 13, 2024, the Company issued 55,729 shares with a fair value of $585,155 in consideration to Focus Impact Partners, for entering into a strategic consulting agreement (Note 17).

On December 27, 2024, the Company issued 41,247 shares with a fair value of $317,608 in settlement of accounts payable and accrued liabilities with various vendors of the Company, in the amount of $1,225,000, and recognized a gain on settlement of $907,392.

(c) Share purchase warrants

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2024	132,811	$47.23	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(9,176)	$9.50	—
Expired	(105,032)	$56.90	—
Balance, July 31, 2025	22,718,590	$1.53	4.27
Balance, January 31, 2026	22,718,590	$1.53	3.76

As at January 31, 2026, the following share purchase warrants were outstanding:

Number of warrants outstanding		Exercise price	Expiry date
18,603		CAD$ 9.60	September 29, 2026
22,699,987	*	$ 1.52	November 6, 2029
22,718,590

*        Each warrant exercisable for 0.09692 common stock.

All of the warrants outstanding are liability classified (Note 11).

The Company has 1,122 warrants with an exercise price of CAD$67.30 to be issued as of January 31, 2026.

Of the 22,699,987 warrants issued on the RTO, 11,200,000 were to replace former SPAC public warrants (“Public Warrants”), and 11,499,987 were to replace former SPAC private warrants (“Private Warrants”, together with Public Warrants, “SPAC Warrants”). Each SPAC Warrant is exercisable at $1.52 for 0.09692 shares of common stock.

In connection with the Initial Business Combination, the Company assumed the agreements for the SPAC Warrants between the Company’s predecessor, Focus Impact Acquisition Corp., and Continental Stock Transfer & Trust Company, as warrant agent, and entered into such amendments thereto as were necessary to give effect to the provisions of the BCA, and each SPAC Warrant then outstanding and unexercised automatically without any action on the part of its holder was converted into a warrant of the Company.

Each replacement warrant is subject to the same terms and conditions, including exercisability terms, as were applicable to the corresponding SPAC Warrants immediately prior to the Initial Business Combination, except to the extent of such terms or conditions that are rendered inoperative by the Initial Business Combination. Accordingly, following the Initial Business Combination:

•        each replacement warrant will be exercisable solely for the Company’s common shares;

•        the number of the Company’s common shares subject to each replacement warrant will be equal to the number of Class A common shares subject to the applicable SPAC Warrant (subject to amendments as set forth in the agreement to the SPAC Warrants)

•        the per share exercise price for the Company’s common shares issuable upon exercise of such replacement warrant will be equal to the per share exercise price for the Class A Common Shares subject to the applicable SPAC Warrant, as in effective prior to the Initial Business Combination (subject to amendments as set forth in the agreement to the SPAC Warrants)

Public Warrants

The Company had agreed that as soon as practicable, but in no event later than twenty business days after the closing of the Initial Business Combination, the Company would use commercially reasonable efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the warrants, and the Company would use commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the Initial Business Combination, and to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of common stock until the warrants expired or were redeemed, as specified in the warrant agreement; provided that if the Company’s common stock was at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfied the definition of a ‘‘covered security” under Section 18(b)(1) of the Securities Act, the Company may at the Company’s option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with

Section 3(a)(9) of the Securities Act and, in the event the Company so elected, would not be required to file or maintain in effect a registration statement, but would use commercially reasonably efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

If a registration statement covering the shares of common stock issuable upon exercise of the warrants is not effective by the 60th day after the closing of the Initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company would have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption, but use commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the lessor of (A) the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the excess of the “fair market value” (defined below) less the exercise price of the warrants by (y) the fair market value and (B) the product of 0.361 and the number of whole warrants being exercised by such holder. The “fair market value” as used in this paragraph shall mean the volume weighted average price of the common stock for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.

Private Warrants

The Private Warrants are not redeemable by the Company so long as they are held by Focus Impact Sponsor or its permitted transferees. Focus Impact Sponsor or its permitted transferees have the option to exercise the Private Warrants on a cashless basis.

Company’s right to redemption of warrants

The Company may redeem the outstanding Public Warrants under the following conditions, while a registration statement covering the common stock issuable upon exercise of the warrants is effective, upon a minimum of 30 days’ prior written notice of redemption to each warrant holder:

(1)    Redemption at a price of $0.01 per warrant

If common stock is trading at a price in excess of $23.90 (“Upper Redemption Trigger”) for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders.

(2)    Redemption at a price of $0.10 per warrant

If the common stock is trading in excess of $13.20 (“Lower Redemption Trigger”) for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders.

Concurrently, if the common stock is trading at a price of less than the Upper Redemption Trigger for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders, the Private Warrants must also be concurrently called for redemption on the same terms as the Public Warrants.

Adjustments to exercise price of SPAC Warrants

The terms of the SPAC Warrants provided for an adjustment of the exercise price if the Initial Business Combination issued shares at a price (“Newly Issued Price”) below $92.00 per share, the aggregate gross proceeds from such issuances represent more than 60% of total equity proceeds, and the 20-day VWAP of the Company’s shares upon Initial Business Combination (“Market Value”) is below $92.00.

In such event, the exercise price will be adjusted to be 115% of the higher of the Market Value and the Newly Issued Price (“Reference Price”); the Upper Redemption Trigger will be adjusted to be 180% of the Reference Price ; and the Lower Redemption Trigger will be adjusted to the Reference Price.

On December 6, 2024, the Company determined the Newly Issued Price was $13.20; and the Market Value was $9.40. Accordingly the Reference Price was set at $13.20. The Company accordingly issued a notice of warrant adjustment to holders of SPAC Warrants, effecting the following adjustments in accordance with the terms of the SPAC Warrants:

•        Adjustment to the exercise price of the SPAC Warrants to $1.52 per 0.09692 share of the common stock of the Company, being 115% of Reference Price;

•        Adjustment of the Upper Redemption Trigger to $23.90 per share of the common stock of the Company, being 180% of Reference Price;

•        Adjustment of the Lower Redemption Trigger to $13.20 per share of the common stock of the Company, being the Reference Price

The number of SPAC Warrants outstanding is not impacted by the consolidation arising from the RTO (Note 4) nor the reverse stock split of the Company. Correspondingly, the exercise price is also not adjusted. Instead, the number of shares each SPAC Warrant is exercisable into is adjusted to account for such adjustments. Upon the RTO, the number of shares each SPAC Warrant is exercisable into (“Exercise Ratio”) is reduced from 1 to 0.9692. Upon reverse stock-split in August 2025, the Exercise Ratio is further reduced to 0.09692.

As set forth in the warrant agreement for the SPAC Warrants, the SPAC Warrants are not exercisable for any fractional shares. If, by reason of any adjustment made pursuant to the terms of the SPAC Warrants, the holder would be entitled to a fractional interest in a shares upon exercise of such SPAC Warrant, the Company shall round down to the nearest whole number of common shares to be issued to such holder upon exercise.

(d) Stock options

The continuity of the Company’s stock options is as follows:

	Number of stock options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	62,772	$40.20
Forfeited	(1,395)	$37.74
Granted	50,000	$2.32
Cancelled	(2,733)	$37.74
Outstanding, July 31, 2025	108,644	$22.79
Outstanding, January 31, 2026	108,644	$23.10
Exercisable, July 31, 2025	51,859	$40.16
Exercisable, January 31, 2026	57,956	$40.68

As at January 31, 2026, the weighted average remaining contractual life of outstanding options is 4.41 years (July 31, 2025 – 4.90 years).

As at January 31, 2026, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price		Expiry date	Number of options exercisable
2,676	CAD$	52.40	January 17, 2028	2,676
9,176	CAD$	52.40	February 6, 2028	9,176
8,411	CAD$	72.60	May 15, 2028	7,723
764	CAD$	77.20	June 26, 2028	764
50,000		$2.32	March 26, 2030	—
22,938	CAD$	52.40	January 17, 2032	22,938
4,588	CAD$	52.40	March 1, 2032	4,588
917	CAD$	52.40	March 14, 2032	917
7,646	CAD$	52.40	October 12, 2032	7,646
1,528	CAD$	52.40	February 6, 2033	1,528
108,644				57,956

No stock options were issued during the six months ended January 31, 2026 and 2025.

Share-based compensation — Stock options

Share-based payments relating to the vesting of stock options for the six months ended January 31, 2026 was $36,874 (2025 – $47,191) and is recorded as salaries and wages on the consolidated statement of operations.

As of November 6, 2024, upon the listing of the Company’s shares on the NASDAQ, 58,644 stock options outstanding are liability classified (Note 12).

As of January 31, 2026, the total intrinsic value of stock options outstanding and exercisable was $Nil and $Nil, respectively. The intrinsic value of outstanding stock options is based on the Company’s closing stock price on January 31, 2026.

(e) Restricted stock units (“RSUs”)

The continuity of the Company’s RSU’s is as follows:

Number of RSUs
Outstanding, July 31, 2024	121,475
Granted	30,586
Forfeited	(3,753)
Outstanding, July 31, 2025 and January 31, 2026	148,308

No RSUs were granted during the six months ended January 31, 2026 and 2025.

As at January 31, 2026, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
917	November 30, 2021	917
38,232	December 24, 2021	38,232
1,009	March 1, 2022	1,009
62,702	March 14, 2022	62,702
14,862	July 30, 2024	8,641
30,586	March 26, 2025	30,586
148,308		142,087

Share-based compensation — RSU’s

Share-based payments relating to the vesting of RSUs for the six months ended January 31, 2026 was $79,764 (2025 – $245,705) and is recorded as salaries and wages on the consolidated statement of operations.

13.    Share capital

(a) Authorized

As Focus Impact Acquisition Corp., the Company formerly was authorized to issue 500,000,000 shares of Class A common stock, 50,000,000 shares of Class B common stock, and 1,000,000 shares of preferred stock. All former shares were exchanged for common stock of the Company upon completion of the RTO (Note 4). Upon the RTO and continuance into Alberta, the old classes of shares were cancelled and replaced by those of the Company.

The Company is authorized to issue an unlimited number of common stock without par value.

The Company is authorized to issue an unlimited number of preferred stock, issuable in series in accordance with the Business Corporations Act of Alberta, Canada.

(b) Shares issued

Shares issued during the year ended July 31, 2025

On September 5, 2024, the Company issued 1,596 shares with a fair value of $47,904 in settlement of accounts payable in the amount of $39,527 and recognized a loss on the settlement of $8,377.

In October 28, 2024, the Company issued 2,244 shares with a fair value of $49,500 for the conversion of the mandatory convertible debentures (Note 10).

On October 29, 2024, the Company issued 9,176 shares for the exercise of 9,176 share purchase warrants, at an exercise price of CAD$13.08 per share for gross proceeds of $86,237. The fair value of the warrants was $303,492.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), with each of former Devv Holdings shares converted to securities of the Company on a 1 to 0.152934 basis. All disclosures in these financial statements on number of shares have been accordingly converted on the same basis. 515,920 shares with a fair value of $3,147,117 were retained by former shareholders of the Company as consideration for the De-SPAC transaction.

On November 6, 2024, upon completion of the De-SPAC transaction (Note 4), the Company also issued:

•        200,000 shares with a fair value of $1,220,000 for the acquisition of 50% interest in an associate, FCS (Note 6).

•        300,052 shares with a fair value of $1,830,318 in settlement of accounts payable and accrued liabilities with various vendors of Devv Holdings and Devv Corp, in the amount of $10,523,400. On October 29, 2024, the Focus Impact Sponsor transferred their Focus Impact Class A shares (“Sponsor Shares”) to the various vendors in settlement of the debt. Upon the closing of the De-SPAC transaction, the Company issued 300,052 replacement shares to the Focus Impact Sponsor. As Focus Impact Sponsor transferred the Sponsor Shares on behalf of the Company, and assumed the risk of the De-SPAC transaction not occurring (wherein Devv Holdings and Devv Corp would not have been obliged to compensate Focus Impact Sponsor in that eventuality), the transaction is more akin to a capital transaction per ASC 470-50-40-2, to reflect the risk undertaken by Focus Impact Sponsor in its capacity as a significant shareholder of the Company. As such the gain on settlement of $8,693,082 was recognized in equity.

•        169,480 shares to various parties for gross proceeds of $2,250,000, of which $20,000 remain receivable as of July 31, 2025.

•        50,000 shares with a fair value of $305,000 as a commitment fee in connection the ELOC Agreement with Helena I (Notes 7 and 17). The fair value of the shares is recognized as deferred financing costs of the Company.

•        324,987 shares with a fair value of $1,982,424 for the acquisition of carbon credits, and for deposits on carbon credits purchases (Note 5).

On November 13, 2024, the Company issued 55,729 shares with a fair value of $585,155 in consideration to Focus Impact Partners, for entering into a strategic consulting agreement (Note 18).

On December 27, 2024, the Company issued 41,247 shares with a fair value of $317,608 in settlement of accounts payable and accrued liabilities with various vendors of the Company, in the amount of $1,225,000, and recognized a gain on settlement of $907,392.

On March 17, 2025, the Company issued 16,666 shares with a fair value of $58,333 in accordance with the ELOC Agreement with Helena I (Note 7) in satisfaction of the $125,000 commitment (Note 18) upon the effectiveness of the Helena I Registration Statement.

In March 2025, the Company issued 160,600 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $481,530.

In May 2025, the Company issued 334,600 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $1,051,857.

In July 2025, the Company issued 350,500 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $1,794,694. Of the gross proceeds, $448,151 were retained by Helena I for the repayment of the initial tranche of the Crypto Strategy Convertible Debt (Note 9).

In July 2025, the Company cancelled 155,000 shares in relation to the termination of carbon credit purchase agreements (Note 5).

Shares issued during the year ended July 31, 2024

On August 4, 2023 the Company issued 9,176 shares for the exercise of 9,176 share purchase warrants, at an exercise price of CAD$13.08 per share.

On August 22, 2023 the Company issued 6,372 shares for the exercise of 6,372 share purchase warrants, at an exercise price of CAD$13.08 per share.

On September 22, 2023 the Company issued 2,549 shares for the exercise of 2,549 share purchase warrants, at an exercise price of CAD$13.08 per share.

(c) Share purchase warrants

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	150,908	$44.69	1.85
Exercised	(18,097)	$9.73	—
Balance, July 31, 2024	132,811	$47.23	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(9,176)	$9.50	—
Expired	(105,032)	$56.90	—
Balance, July 31, 2025	22,718,590	$1.53	4.27

As at July 31, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding		Exercise price	Expiry date
18,603		CAD$ 13.08	September 29, 2026
22,699,987	*	$ 1.52	November 6, 2029
22,718,590

*        Each warrant exercisable for 0.09692 common stock.

All of the warrants outstanding are liability classified (Note 11).

The Company has 1,122 warrants with an exercise price of CAD$67.30 to be issued as of July 31, 2025.

Of the 22,699,987 warrants issued on the RTO, 11,200,000 were to replace former SPAC public warrants (“Public Warrants”), and 11,499,987 were to replace former SPAC private warrants (“Private Warrants”, together with Public Warrants, “SPAC Warrants”). Each SPAC Warrant is exercisable at $1.52 for 0.09692 shares of common stock.

In connection with the Initial Business Combination, the Company assumed the agreements for the SPAC Warrants between the Company’s predecessor, Focus Impact Acquisition Corp., and Continental Stock Transfer & Trust Company, as warrant agent, and entered into such amendments thereto as were necessary to give effect to the provisions of the BCA, and each SPAC Warrant then outstanding and unexercised automatically without any action on the part of its holder was converted into a warrant of the Company.

Each replacement warrant is subject to the same terms and conditions, including exercisability terms, as were applicable to the corresponding SPAC Warrants immediately prior to the Initial Business Combination, except to the extent of such terms or conditions that are rendered inoperative by the Initial Business Combination. Accordingly, following the Initial Business Combination:

•        each replacement warrant will be exercisable solely for the Company’s common shares;

•        the number of the Company’s common shares subject to each replacement warrant will be equal to the number of Class A common shares subject to the applicable SPAC Warrant (subject to amendments as set forth in the agreement to the SPAC Warrants)

•        the per share exercise price for the Company’s common shares issuable upon exercise of such replacement warrant will be equal to the per share exercise price for the Class A Common Shares subject to the applicable SPAC Warrant, as in effective prior to the Initial Business Combination (subject to amendments as set forth in the agreement to the SPAC Warrants)

Public Warrants

The Company had agreed that as soon as practicable, but in no event later than twenty business days after the closing of the Initial Business Combination, the Company would use commercially reasonable efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the warrants, and the Company would use commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the Initial Business Combination, and to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of common stock until the warrants expired or were redeemed, as specified in the warrant agreement; provided that if the Company’s common stock was at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfied the definition of a ‘‘covered security” under Section 18(b)(1) of the Securities Act, the Company may. at the Company’s option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elected, would not be required to file or maintain in effect a registration statement, but would use commercially reasonably efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

If a registration statement covering the shares of common stock issuable upon exercise of the warrants is not effective by the 60th day after the closing of the Initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company would have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption, but use commercially reasonably efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the lessor of (A) the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the excess of the “fair market value” (defined below) less the exercise price of the warrants by (y) the fair market value and (B) the product of 0.361 and the number of whole warrants being exercised by such holder. The “fair market value” as used in this paragraph shall mean the volume weighted average price of the common stock for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.

Private Warrants

The Private Warrants are not redeemable by the Company so long as they are held by Focus Impact Sponsor or its permitted transferees. Focus Impact Sponsor or its permitted transferees have the option to exercise the Private Warrants on a cashless basis,

Company’s right to redemption of warrants

The Company may redeem the outstanding Public Warrants under the following conditions, while a registration statement covering the common stock issuable upon exercise of the warrants is effective, upon a minimum of 30 days’ prior written notice of redemption to each warrant holder:

(1)    Redemption at a price of $0.01 per warrant

If common stock is trading at a price in excess of $23.90 (“Upper Redemption Trigger”) for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders.

(2)    Redemption at a price of $0.10 per warrant

If the common stock is trading in excess of $13.20 (“Lower Redemption Trigger”) for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders. Concurrently, if the common stock is trading at a price of less than the Upper Redemption Trigger for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders, the Private Warrants must also be concurrently called for redemption on the same terms as the Public Warrants.

Adjustments to exercise price of SPAC Warrants

The terms of the SPAC Warrants provided for an adjustment of the exercise price if the Initial Business Combination issued shares at a price (“Newly Issued Price”) below $92.00 per share, the aggregate gross proceeds from such issuances represent more than 60% of total equity proceeds, and the 20-day VWAP of the Company’s shares upon Initial Business Combination (“Market Value”) is below $92.00.

In such event, the exercise price will be adjusted to be 115% of the higher of the Market Value and the Newly Issued Price (“Reference Price”); the Upper Redemption Trigger will be adjusted to be 180% of the Reference Price ; and the Lower Redemption Trigger will be adjusted to the Reference Price.

On December 6, 2024, the Company determined the Newly Issued Price was $13.20; and the Market Value was $9.40. Accordingly the Reference Price was set at $13.20. The Company accordingly issued a notice of warrant adjustment to holders of SPAC Warrants, effecting the following adjustments in accordance with the terms of the SPAC Warrants:

•        Adjustment to the exercise price of the SPAC Warrants to $1.52 per 0.09692 share of the common stock of the Company, being 115% of Reference Price;

•        Adjustment of the Upper Redemption Trigger to $23.90 per share of the common stock of the Company, being 180% of Reference Price;

•        Adjustment of the Lower Redemption Trigger to $13.20 per share of the common stock of the Company, being the Reference Price

The number of SPAC Warrants outstanding is not impacted by the consolidation arising from the RTO (Note 4) nor the reverse stock split (Note 20) of the Company. Correspondingly, the exercise price is also not adjusted. Instead, the number of shares each SPAC Warrant is exercisable into is adjusted to account for such adjustments. Upon RTO, the number of shares each SPAC Warrant is exercisable into (“Exercise Ratio”) is reduced from 1 to 0.9692. Upon reverse stock-split in August 2025, the Exercise Ratio is further reduced to 0.09692.

As set forth in the warrant agreement for the SPAC Warrants, the SPAC Warrants are not exercisable for any fractional shares. If, by reason of any adjustment made pursuant to the terms of the SPAC Warrants, the holder would be entitled to a fractional interest in a shares upon exercise of such SPAC Warrant, the Company shall round down to the nearest whole number of common shares to be issued to such holder upon exercise.

(d) Stock options

The continuity of the Company’s stock options is as follows:

	Number of stock options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	62,772	$40.20
Forfeited	(1,395)	$37.74
Granted	50,000	$2.32
Cancelled	(2,733)	$37.74
Outstanding, July 31, 2025	108,644	$22.79
Exercisable, July 31, 2024	33,496	$40.10
Exercisable, July 31, 2025	51,859	$40.16

As at July 31, 2025, the weighted average remaining contractual life of outstanding options is 4.90 years (July 31, 2024 – 7.09 years).

As at July 31, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
2,676	CAD$ 52.40	January 17, 2028	2,676
9,176	CAD$ 52.40	February 6, 2028	9,176
8,411	CAD$ 72.60	May 15, 2028	7,035
764	CAD$ 77.20	June 26, 2028	764
50,000	$ 2.32	March 26, 2030	—
22,938	CAD$ 52.40	January 17, 2032	19,500
4,588	CAD$ 52.40	March 1, 2032	3,900
917	CAD$ 52.40	March 14, 2032	780
7,646	CAD$ 52.40	October 12, 2032	6,500
1,528	CAD$ 52.40	February 6, 2033	1,528
108,644			51,859

Stock options issued during the year ended July 31, 2025

On March 26, 2025, 50,000 stock options with an exercise price of $2.32 and a term of 5 years was granted to officers of the Company. One-third of the stock options vest 12 months from grant date, and the remaining two-thirds vest monthly in 24 equal installments. The stock options are equity classified.

Stock options issued during the year ended July 31, 2024

No stock options were issued during the year ended July 31, 2024.

Share-based compensation — Stock options

Share-based payments relating to the vesting of stock options for the year ended July 31, 2025 was $72,641 (2024 – $692,740) and is recorded as salaries and wages on the consolidated statement of operations.

As of November 6, 2024, upon the listing of the Company’s shares on the NASDAQ, 58,644 stock options outstanding are liability classified (Note 12).

As of July 31, 2025, the total intrinsic value of stock options outstanding and exercisable was $Nil and $Nil, respectively. The intrinsic value of outstanding stock options is based on the company’s closing stock price on July 31, 2025.

(e) Restricted stock units (“RSUs”)

The continuity of the Company’s RSU’s is as follows:

Number of RSUs
Outstanding, July 31, 2023	103,686
Granted	17,789
Outstanding, July 31, 2024	121,475
Granted	30,586
Forfeited	(3,753)
Outstanding, July 31, 2025	148,308

RSUs granted during the year ended July 31, 2025

On March 26, 2025, 30,586 restricted stock units were granted to an officer of the Company. 70% of the RSUs vest on grant date, the remaining restricted stock units vest in equal 15% installments annually.

RSUs issued during the year ended July 31, 2024

On July 30, 2024, the Company granted 17,789 RSUs to directors, officers, employees and consultants of the Company. Each vested RSU can be exchanged for one common stock of the Company for no additional consideration. The RSUs will vest as follows:

•        10% vest upon the 6-month anniversary of the grant date

•        15% vest every 6 months thereafter for a period of 36 months

As at July 31, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
917	November 30, 2021	917
38,232	December 24, 2021	32,496
1,009	March 1, 2022	1,009
62,702	March 14, 2022	53,985
14,862	July 30, 2024	7,086
30,586	March 26, 2025	25,998
148,308		121,491

Share-based compensation — RSU’s

Share-based payments relating to the vesting of RSUs for the year ended July 31, 2025 was $510,325 (2024 – $597,587) and is recorded as salaries and wages on the consolidated statement of operations.